Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 19,998	$ 3,464
Trade and other receivables (Note 7)	5,269	7,712
Inventories (Note 8)	7,159	8,136
Prepaid expenses	1,914	1,247
Derivative instruments (Note 24)	585
Asset held-for-sale (Note 9)		6,925
Convertible loan receivable (Note 10)		1,922
Current assets	34,925	29,406
Non-current assets
Restricted cash	4,007	681
Inventories (note 8)	1,339
Property, plant and equipment (Note 9)	190,389	96,442
Deferred tax assets (Note 22)	343	626
Total assets	231,003	127,155
Current liabilities
Trade and other payables	22,709	14,345
Convertible loans payable (Note 10)		2,972
Sandstorm deferred revenue (Note 11)	2,029
Derivative instruments (Note 12)	4,440	35
Glencore pre-payment facility (Note 13)	5,602	5,610
Current liabilities	34,780	22,962
Non-current liabilities
Other long-term liabilities	5,645	689
Sandstorm deferred revenue (Note 11)	22,978
Convertible debenture (Note 12)	9,935
Glencore pre-payment facility (Note 13)		5,500
Post-employment benefit obligations (Note 14)	10,137	8,174
Decommissioning provision (Note 15)	7,765	3,791
Derivative warrant liability (Note 10)		711
Deferred tax liabilities (Note 22)	750	1,132
Total liabilities	91,990	42,959
Equity
Share capital (Note 16)	284,673	212,943
Equity reserve	38,061	34,837
Foreign currency translation reserve	6,695	6,541
Deficit	(203,138)	(170,125)
Attributable to shareholders of the Company	126,291	84,196
Non-controlling interests (Note 18)	12,722
Total equity	139,013	84,196
Total liabilities and equity	$ 231,003	$ 127,155